Intangible assets - Other intangible assets (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Intangible assets - Other intangible assets
Balance at		R$ 2,220,784	R$ 1,640,700		R$ 1,837,787
Losses from non-recovery (Impairment) - IT Member
Intangible assets - Other intangible assets
Balance at		(2,319)	(336,001)		(1,298,671)		R$ (993,002)
Impact on net profit		(103,924)	(300,865)	[1]	(306,110)	[1]
Write-off		437,606	1,263,535		441
Accumulated amortization Member
Intangible assets - Other intangible assets
Balance at		(3,700,420)	(5,344,643)		(3,845,197)		(3,398,137)
Additions		(521,021)	(523,255)		(471,280)
Additions resulting mergers		0	(583)
Write-off		2,406,927	25,242		6,354
Additions / disposals (net) due to change in the scope of consolidation		0	(15)
Transfers		(241,683)	(1,000,835)		17,866
Cost Member
Intangible assets - Other intangible assets
Balance at		5,923,523	7,321,344		6,981,655		6,272,942
Additions		1,306,443	804,919		836,483
Additions resulting mergers		0	590		(132,403)
Write-off		(2,675,025)	(477,474)
Additions / disposals (net) due to change in the scope of consolidation		0	87
Transfers		(29,239)	11,567		4,633
IT developments
Intangible assets - Other intangible assets
Balance at		2,178,691	1,556,870		1,734,866		1,768,251
IT developments | Losses from non-recovery (Impairment) - IT Member
Intangible assets - Other intangible assets
Balance at		(2,319)	(320,710)		(1,283,380)		(977,711)
Impact on net profit	[1]	(103,924)	(300,865)		(306,110)
Write-off		422,315	1,263,535		441
IT developments | Accumulated amortization Member
Intangible assets - Other intangible assets
Balance at		(3,448,788)	(5,032,693)		(3,552,435)		(3,120,982)
Additions		(501,682)	(504,009)		(449,709)
Additions resulting mergers		0	(583)
Write-off		2,326,982	25,242		854
Additions / disposals (net) due to change in the scope of consolidation		0	(15)
Transfers		(241,395)	(1,000,893)		17,402
IT developments | Cost Member
Intangible assets - Other intangible assets
Balance at		5,629,798	6,910,273		6,570,681		5,866,944
Additions		1,290,686	804,782		824,411
Additions resulting mergers		0	590
Write-off		(2,544,403)	(477,434)		(125,307)
Additions / disposals (net) due to change in the scope of consolidation		0	87
Transfers		(26,758)	11,567		4,633
Other assets
Intangible assets - Other intangible assets
Balance at		42,093	83,830		102,921		113,552
Other assets | Losses from non-recovery (Impairment) - IT Member
Intangible assets - Other intangible assets
Balance at		0	(15,291)		(15,291)		(15,291)
Impact on net profit		0
Write-off		15,291
Other assets | Accumulated amortization Member
Intangible assets - Other intangible assets
Balance at		(251,632)	(311,950)		(292,762)		(277,155)
Additions		(19,339)	(19,246)		(21,571)
Additions resulting mergers		0
Write-off		79,945			5,500
Additions / disposals (net) due to change in the scope of consolidation		0
Transfers		(288)	58		464
Other assets | Cost Member
Intangible assets - Other intangible assets
Balance at		293,725	411,071		410,974		R$ 405,998
Additions		15,757	137		12,072
Additions resulting mergers		0
Write-off		(130,622)	R$ (40)		R$ (7,096)
Additions / disposals (net) due to change in the scope of consolidation		0
Transfers		R$ (2,481)

[1]	It refers to impairment loss of assets in the acquisition and development of software. The loss in the acquisition and development of software was recorded due to obsolescence function and disruption of these systems.